UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS:
Cash	$ 1,805,463	$ 410,716			$ 524,601	$ 208,206
Restricted cash	504,058	$ 4,564				93,499
Receivable from sale of shares					$ 1,900,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party			Related party
Accounts receivable, net	4,654,356	$ 5,298,006			$ 2,287,132
Inventories, net	199,869	70,681
Advances to vendors	1,645,537	1,124,030			1,057,682
Prepayments and other current assets	441,534	40,990			440,527
Deferred issuance costs		138,463			104,618
TOTAL CURRENT ASSETS	9,250,817	7,087,450			6,314,560
Property and equipment, net	32,764	39,707			48,876
Long-term prepaid expenses, net	437,500
Intangible assets, net	465,137
Operating lease right of use assets	1,153,272	13,122		$ 88,072	54,356
Deferred tax assets, net	93,498	88,445			123,371
TOTAL NONCURRENT ASSETS	2,182,171	141,274			226,603
TOTAL ASSETS	11,432,988	7,228,724			6,541,163
CURRENT LIABILITIES:
Accounts payable	1,766,033	2,860,703			1,153,753
Advance from customers	1,612,363	425,116			184,222
Accrued expenses and other liabilities	393,648	297,360			236,462
Due to related parties		228,951
Taxes payable	310,233	341,217			288,450
Operating lease liabilities, current portion	1,272	13,122			41,650
TOTAL CURRENT LIABILITIES	4,240,663	4,166,469			2,084,638
Long-term bank loan	372,070
Operating lease liabilities, non-current portion		0			12,706
TOTAL NON-CURRENT LIABILITIES	372,070	0			12,706
TOTAL LIABILITIES	4,612,733	4,166,469			2,097,344
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares
Additional paid in capital	13,285,824	4,821,992			4,821,992
Statutory reserves	35,448	35,448			35,448
Accumulated deficit	(6,528,896)	(1,704,065)			(164,809)
Accumulated other comprehensive loss	(201,488)	(186,134)			(252,752)
TOTAL SHAREHOLDERS' EQUITY	6,595,346	2,971,181			4,443,819
Non-controlling interest	224,909	91,074
TOTAL EQUITY	6,820,255	3,062,255	$ 2,353,888		4,443,819	$ 2,411,029	$ 2,526,443
TOTAL LIABILITIES AND EQUITY	11,432,988	7,228,724			6,541,163
Related party
CURRENT LIABILITIES:
Due to related parties	157,114	228,951			180,101
Common Class A
SHAREHOLDERS' EQUITY:
Ordinary shares	3,958	3,440			3,440
Common Class B
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 500	$ 500			$ 500